AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03000646

1-9555

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

CERTAMX

January 8, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
JAN 08 2003
1086

Dear Mr. Johnson:

This is to certify that on January 8, 2003, The American Stock Exchange (the "Exchange") received from Cornerstone Strategic Value Fund, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.01

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
JAN 10 2003
THOMSON FINANCIAL

cc: Herbert Scholl

814083